General information	6 Months Ended
Jun. 30, 2025
General Information [Abstract]
General information	General information
Background and nature of operations
DoubleDown Interactive Co., Ltd. (“DDI,” “we,” “us,” “Parent Company,” “our” or “the Company,” formerly known as The8Games Co., Ltd.) was incorporated in 2008 in Seoul, Korea as an interactive entertainment studio, focused on the development and publishing of casual games and mobile applications. DDI is a subsidiary of DoubleU Games Co., Ltd. (“DUG” or “DoubleU Games”), a Korean company and our controlling shareholder holding 67.1% of our outstanding shares. In 2017, DDI acquired DoubleDown Interactive, LLC (“DDI-US”) from International Gaming Technologies (“IGT”) for approximately $825 million. DDI-US, with its principal place of business located in Seattle, Washington, is our primary revenue-generating company. On October 31, 2023, the Company closed the acquisition of iGaming operator, SuprNation AB (together with its subsidiaries, “SuprNation”). The acquisition diversifies the digital games categories that the Company addresses with the addition of three real-money iGaming sites in Europe. Following the closing, SuprNation AB is a direct, wholly-owned subsidiary of DDI-US.
We develop and publish digital gaming contents on various mobile and web platforms through our multi-format interactive all-in-one game experience concept. We host DoubleDown Casino, DoubleDown Classic, and DoubleDown Fort Knox within various formats, as well as SuprNation’s three brands, Duelz, VoodooDreams, NYSpins, on web platforms.
On September 2, 2021, we completed our initial public offering (“IPO”) of American Depositary Shares (“ADSs”), each representing 0.05 share of a common share, with par value of ₩10,000 per share, of the Company. Our ADSs trade on the NASDAQ Stock Market (“NASDAQ”) under the symbol “DDI.”